SHARE BASED COMPENSATION (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended				12 Months Ended
	Nov. 30, 2025	Oct. 31, 2025	Sep. 30, 2025	Jan. 31, 2025	Dec. 31, 2025
Equity Classified Awards [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options granted					19,500
Weighted average grant date fair value					$ 2
Unrecognized share-based compensation expense					$ 16
Recognized average remaining vesting period					1 year 10 months 24 days
Weighted average remaining vesting period					7 years 6 months
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of restricted stock units granted			6,726,816
Restricted stock units vested period			4 years
Restricted stock units vested percentage			25.00%
Unvested unrecognized compensation cost					$ 38,809
Weighted average remaining vesting period					3 years 7 months 6 days
Restricted Stock Units (RSUs) [Member] | Officer [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of restricted stock units granted	961,538		13,453,632
Restricted stock units vested period	1 year		4 years
Restricted Stock Units (RSUs) [Member] | Two Directors [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of restricted stock units granted		40,000
Restricted stock unit description		The restricted stock units will vest over 6 months from the date of the grant – 20% at the grant date and the remaining 80% will vast over the remaining 5 months, 16% each month.
Restricted Stock Units (RSUs) [Member] | Four Directors [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of restricted stock units granted	3,384,616
Restricted stock units vested period	1 year
Share-Based Payment Arrangement, Employee [Member] | Employees Or Officers [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options granted				12,000
Weighted average exercise price				$ 2.86
Share-Based Payment Arrangement, Employee [Member] | Employees [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options granted				7,500
Weighted average exercise price				$ 2.76
2015 Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based payment award, terms of award					The vesting period, unless the Company’s Board of Directors determines otherwise in respect to any specific grantee is (1) 25% of options would vest after twelve consecutive months of services by the grantee since the date of grant; (2) 6.25% of options would vest after every three (3) additional months of consecutive service by the grantee, until 100% of the options vest, after four (4) years after grant date.
Share-based payment award, expiration period					10 years